Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Summary of Net Loss Per Share

	Nine months ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(8,548)	(86,555)	(13,432)

Denominator:
Weighted average number of shares outstanding	23,358,747	43,709,910	43,709,910

Loss per share - basic and diluted	(0.37)	(1.98)	(0.31)